Financial investments (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Schedules of financial investments

Carrying amounts of financial investments
		30 Jun	31 Dec
		2020	2019
	Footnotes	$m	$m
Financial investments measured at fair value through other comprehensive income		404,328	357,577
– treasury and other eligible bills		130,389	95,043
– debt securities		271,859	260,536
– equity securities		1,997	1,913
– other instruments	1	83	85
Debt instruments measured at amortised cost		89,781	85,735
– treasury and other eligible bills		12,192	10,476
– debt securities		77,589	75,259
At the end of the period		494,109	443,312

1	‘Other instruments’ are comprised of loans and advances.